Film Related Obligations - Narrative (Details) - USD ($) $ in Millions			9 Months Ended	12 Months Ended	19 Months Ended
	May 16, 2025	Mar. 31, 2024	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Feb. 10, 2025	Mar. 31, 2023	Aug. 30, 2022
Production Loans		$ 1,292.2	$ 1,346.0	$ 1,292.2	$ 1,292.2
Accounts receivable		688.6	489.2	688.6	688.6		$ 527.0
Total corporate debt		$ 1,793.5	2,020.3	$ 1,793.5	$ 1,793.5		1,259.9
Debt instrument effective interest rate percentage		6.92%		6.92%	6.92%
Line of credit facility moratorium period					90 days
Film Related Obligations
Total corporate debt		$ 1,949.4		$ 1,949.4	$ 1,949.4		1,951.5
Unsecured Debt
Production Loans			133.2
LIONS GATE ENTERTAINMENT CORP [Member]
Production Loans		1,292.2	$ 1,346.0	1,292.2	1,292.2		1,349.9
Credit facility, maximum principal amount		1,250.0		1,250.0	1,250.0
Floor on SOFR (as a percent)			5.50%
Credit facility, available amount		675.0		675.0	675.0
Accounts receivable		753.0	$ 560.0	753.0	753.0		582.1
Total corporate debt		2,508.5	2,600.9	2,508.5	2,508.5		2,059.9
Secured Debt [Member]
Production Loans			1,212.8
Secured Debt [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Production Loans		1,028.9	1,212.8	1,028.9	1,028.9
Unsecured Debt | LIONS GATE ENTERTAINMENT CORP [Member]
Production Loans		$ 263.3	$ 133.2	$ 263.3	$ 263.3
Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Production loans , programming notes, or other loans, weighted average interest rate		6.96%	5.82%	6.96%	6.96%
Production Tax Credit Facility | Film Related Obligations
Credit facility, maximum principal amount		$ 260.0		$ 260.0	$ 260.0
Total corporate debt		260.0		260.0	260.0		231.8
Line of credit current Borrowing capacity		0.0		$ 0.0	0.0
Line of credit facility expiration date				Jan. 27, 2025
Tax credit receivable		341.4		$ 341.4	341.4
Production Tax Credit Facility | Base Rate | Film Related Obligations
Basis spread on variable interest rate (as a percent)				0.50%
Debt instrument additional margin percentage				1.50%
Production Tax Credit Facility | Revolving Credit Facility
Credit facility, maximum principal amount			$ 260.0
Collateral			353.1
Credit facility, available amount			2.2
Production Tax Credit Facility | Revolving Credit Facility | Subsequent Event
Credit facility, maximum principal amount						$ 280.0
Production Tax Credit Facility | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, maximum principal amount		260.0	260.0	$ 260.0	260.0
Collateral		341.4	353.1	341.4	341.4
Credit facility, available amount		$ 0.0	$ 2.2	$ 0.0	$ 0.0
Production Tax Credit Facility | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event
Credit facility, maximum principal amount						$ 280.0
Production Tax Credit Facility | Revolving Credit Facility | Base Rate
Basis spread on variable interest rate (as a percent)			0.50%
Production Tax Credit Facility | Revolving Credit Facility | Base Rate | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.50%	0.50%
Production Tax Credit Facility | Revolving Credit Facility | SOFR
Effective interest rate			5.93%
Production Tax Credit Facility | Revolving Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Effective interest rate		6.92%	5.93%	6.92%	6.92%
Production Tax Credit Facility | Revolving Credit Facility | Applicable Margin
Basis spread on variable interest rate (as a percent)			1.50%
Production Tax Credit Facility | Revolving Credit Facility | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			1.50%	1.50%
Programming Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Production loans , programming notes, or other loans, weighted average interest rate			7.33%
Programming Notes | Starz Business [Member]
Total corporate debt		$ 0.0	$ 75.8	$ 0.0	$ 0.0
IP Credit Facility | Film Related Obligations
Credit facility, maximum principal amount		161.9		161.9	161.9
Total corporate debt		$ 109.9		$ 109.9	$ 109.9		143.8
Debt instrument effective interest rate percentage		7.75%		7.75%	7.75%
Line of credit facility expiration date				Jul. 30, 2027
IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member] | Secured Debt [Member]
Credit facility, maximum principal amount		$ 161.9		$ 161.9	$ 161.9
IP Credit Facility | Base Rate | Film Related Obligations
Basis spread on variable interest rate (as a percent)		1.25%
IP Credit Facility | Base Rate | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)				1.25%
IP Credit Facility | SOFR | Film Related Obligations
Debt instrument additional margin percentage		2.25%
Long Term Debt Floor Interest Rate Percentage		0.25%		0.25%	0.25%
IP Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Effective interest rate		7.75%		7.75%	7.75%
IP Credit Facility | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)				2.25%
Backlog Facility
Credit facility, maximum principal amount			175.0
Credit facility, outstanding amount			151.9
Backlog Facility | Secured Debt [Member]
Credit facility, available amount		$ 0.0		$ 0.0	$ 0.0
Backlog Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, maximum principal amount		175.0	175.0	175.0	175.0
Credit facility, outstanding amount		175.0	151.9	175.0	175.0		175.0
Backlog Facility | Secured Debt [Member]
Credit facility, outstanding amount			175.0
Credit facility, available amount			$ 0.0
Backlog Facility | Secured Debt [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, available amount		$ 0.0		$ 0.0	$ 0.0
Backlog Facility | SOFR
Effective interest rate			5.58%
Backlog Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Effective interest rate		6.57%	5.58%	6.57%	6.57%
Backlog Facility | Applicable Margin
Basis spread on variable interest rate (as a percent)			1.15%
Backlog Facility | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			1.15%	1.15%
Backlog Facility | Revolving Credit Facility
Debt instrument, term			2 years 90 days
Backlog Facility | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Debt instrument, term				2 years 90 days
Backlog Facility | Secured Debt [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, outstanding amount		$ 175.0	$ 0.0	$ 175.0	$ 175.0
Distribution Loan Agreement | Loans Payable
Production loans , programming notes, or other loans, weighted average interest rate			5.76%
Loan amount		$ 112.3	$ 27.1	$ 112.3	$ 112.3
Accounts receivable			11.0
Contracted receivables not yet reflected as accounts receivable			$ 20.8
Distribution Loan Agreement | Loans Payable | LIONS GATE ENTERTAINMENT CORP [Member]
Production loans , programming notes, or other loans, weighted average interest rate		6.89%	5.76%	6.89%	6.89%
Loan amount		$ 112.3	$ 27.1	$ 112.3	$ 112.3
Accounts receivable		47.8	20.8	47.8	47.8
Contracted receivables not yet reflected as accounts receivable		84.5	$ 11.0	84.5	84.5
Distribution Agreement Loan One | Loans Payable | LIONS GATE ENTERTAINMENT CORP [Member]
Loan amount		24.1		24.1	24.1
Distribution Agreement Loan Two | Loans Payable | LIONS GATE ENTERTAINMENT CORP [Member]
Loan amount		$ 88.2		$ 88.2	$ 88.2
Production Loans
Production loans , programming notes, or other loans, weighted average interest rate			5.82%
Production Loans | Film Related Obligations
Long term debt weighted average interest rate		6.96%		6.96%	6.96%
Total corporate debt		$ 1,292.2		$ 1,292.2	$ 1,292.2		1,349.9
Production Loans | Secured Portion | Film Related Obligations
Total corporate debt		1,028.9		1,028.9	1,028.9
Production Loans | Unsecured Portion | Film Related Obligations
Total corporate debt		263.3		263.3	263.3
Backlog Facility and Other | Film Related Obligations
Credit facility, outstanding amount							175.0
Total corporate debt		287.3		287.3	$ 287.3		$ 226.0
Line of credit facility expiration date	May 16, 2025
Line of credit expiration period					2 years
Backlog Facility and Other | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, maximum principal amount			$ 175.0
Backlog Facility and Other | SOFR | Film Related Obligations
Debt instrument additional margin percentage					1.15%
Debt instrument effective interest rate percentage								6.57%
Debt instrument potential additional margin percentage one					1.25%
Debt instrument potential additional margin percentage two					1.50%
Backlog Facility and Other | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Debt instrument, term			2 years 90 days
Other Loans
Credit facility, outstanding amount		112.3		112.3	$ 112.3
Debt instrument, collateral amount		84.5		84.5	84.5
Contracted receivables		47.8		47.8	47.8
Other Loans | July 2025 [Member]
Credit facility, outstanding amount		24.1		24.1	24.1
Other Loans | April 2027 [Member]
Credit facility, outstanding amount		$ 88.2		$ 88.2	$ 88.2
Other Loans | SOFR
Basis spread on variable interest rate (as a percent)				6.89%
Film Library Facility
Credit facility, maximum principal amount			$ 161.9
Film Library Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Credit facility, maximum principal amount			$ 161.9
Film Library Facility | Base Rate
Basis spread on variable interest rate (as a percent)			1.25%
Film Library Facility | Base Rate | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			1.25%
Film Library Facility | SOFR
Effective interest rate			6.75%
Film Library Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Effective interest rate			6.75%
Film Library Facility | Applicable Margin
Basis spread on variable interest rate (as a percent)			2.25%
Film Library Facility | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			2.25%
Minimum | Production Tax Credit Facility | Secured Portion | Film Related Obligations
Basis spread on variable interest rate (as a percent)				0.10%
Minimum | Production Tax Credit Facility | Revolving Credit Facility | SOFR
Basis spread on variable interest rate (as a percent)			0.10%
Minimum | Production Tax Credit Facility | Revolving Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.10%	0.10%
Minimum | IP Credit Facility | SOFR | Film Related Obligations
Basis spread on variable interest rate (as a percent)		0.11%
Minimum | IP Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)				0.11%
Floor on SOFR (as a percent)		0.25%		0.25%	0.25%
Minimum | Backlog Facility | Revolving Credit Facility | SOFR
Basis spread on variable interest rate (as a percent)			0.10%
Minimum | Backlog Facility | Revolving Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.10%	0.10%
Minimum | Backlog Facility | Revolving Credit Facility | Applicable Margin
Basis spread on variable interest rate (as a percent)			1.25%
Minimum | Backlog Facility | Revolving Credit Facility | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			1.25%	1.25%
Minimum | Backlog Facility and Other | SOFR | Film Related Obligations
Basis spread on variable interest rate (as a percent)					0.10%
Minimum | Film Library Facility | SOFR
Basis spread on variable interest rate (as a percent)			0.11%
Floor on SOFR (as a percent)			0.25%
Minimum | Film Library Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.11%
Floor on SOFR (as a percent)			0.25%
Maximum | Production Tax Credit Facility | Secured Portion | Film Related Obligations
Basis spread on variable interest rate (as a percent)				0.25%
Maximum | Production Tax Credit Facility | Revolving Credit Facility | SOFR
Basis spread on variable interest rate (as a percent)			0.25%
Maximum | Production Tax Credit Facility | Revolving Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.25%	0.25%
Maximum | IP Credit Facility | SOFR | Film Related Obligations
Basis spread on variable interest rate (as a percent)		0.26%
Maximum | IP Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)				0.26%
Maximum | Backlog Facility | Revolving Credit Facility | SOFR
Basis spread on variable interest rate (as a percent)			0.25%
Maximum | Backlog Facility | Revolving Credit Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.25%	0.25%
Maximum | Backlog Facility | Revolving Credit Facility | Applicable Margin
Basis spread on variable interest rate (as a percent)			1.50%
Maximum | Backlog Facility | Revolving Credit Facility | Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			1.50%	1.50%
Maximum | Backlog Facility and Other | SOFR | Film Related Obligations
Basis spread on variable interest rate (as a percent)					0.25%
Maximum | Film Library Facility | SOFR
Basis spread on variable interest rate (as a percent)			0.26%
Maximum | Film Library Facility | SOFR | LIONS GATE ENTERTAINMENT CORP [Member]
Basis spread on variable interest rate (as a percent)			0.26%